FAIR VALUE MEASUREMENTS - Cross-currency Swaps Included in Consolidated Balance Sheets (Details) - Cross-currency swaps - Net Investment Hedging - Designated as Hedging Instrument - USD ($)
$ in Millions
	Dec. 31, 2021	Dec. 31, 2020
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Net fair value	$ 0	$ 70
Other non-current liabilities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other non-current liabilities	0	79
Prepaid expenses and other current assets
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Prepaid expenses and other current assets	$ 0	$ 9